Discontinued Operations - Summary of Components of Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Discontinued Operations and Disposal Groups [Abstract]
Net revenue	$ 1,348	$ 1,332	$ 1,248
Operating income (loss)	(46)	8	(72)
Income (loss) from discontinued operations before income taxes	(46)	8	(71)
Income tax expense	25	49	33
Income (loss) from discontinued operations, net of tax	$ (71)	$ (41)	$ (104)